INCOME TAXES - Income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Current income taxes
Current year	$ 300	$ 374		$ 439
Adjustments in respect of previous years	43	(1)		5
Total current income taxes	343	373		444
Deferred income taxes
Movement in temporary differences and losses	(65)	(71)		(16)
Changes in tax rates	0	0		(1)
Changes in recognized deferred tax assets	0	2		39
Adjustments in respect of previous years	(22)	9		3
Other	2	0		(7)
Total deferred tax expense / (benefit)	(85)	(60)		18
Income tax expense	258	313	[1]	$ 462	[1]
Deferred tax assets	228	186
Deferred tax liabilities	115	$ 127
Lease Liability Temporary Difference
Deferred income taxes
Deferred tax assets	146
Right Of Use Asset Temporary Difference
Deferred income taxes
Deferred tax liabilities	23
Right-of-use assets
Deferred income taxes
Deferred tax liabilities	23
Lease liabilities
Deferred income taxes
Deferred tax assets	$ 146

[1]	*Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see Note 10)